Inventory (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31, 2018	December 31, 2017
Raw materials	$1,408,238	$1,069,130
Finished goods	3,222,074	542,706
Total inventory	$4,630,312	$1,611,836